Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 217,510	$ 218,927	$ 213,315
Other comprehensive (loss) income:
Unrealized (loss) gain on qualifying cash flow hedging instrument in equity accounted joint ventures before reclassifications, net of tax (note 6)	(1,723)	(3,085)	131
Realized loss on qualifying cash flow hedging instrument in equity accounted joint ventures reclassified to equity income, net of tax (note 6)	1,075	1,551
Other comprehensive (loss) income	(648)	(1,534)	131
Comprehensive income	216,862	217,393	213,446
Non-controlling interest in comprehensive income	16,627	13,489	12,073
General and limited partners' interest in comprehensive income	$ 200,235	$ 203,904	$ 201,373